Business Acquisition (Tables)	12 Months Ended
Jun. 30, 2020
Acquisition of Huanyu [Member]
Schedule of purchase price allocation to assets acquired and liabilities assumed
Amounts
Cash acquired	$79,156
Accounts receivable, net	87,674
Prepayments, deposits and other assets, net	7,707
Accounts payable and other current liabilities	(5,310)
Goodwill	50,045
Previous held equity interests	152,312
Cash consideration	66,960
Total consideration	$219,272

Acquisition of Infogain [Member]
Schedule of purchase price allocation to assets acquired and liabilities assumed
Amounts
Cash acquired	$6,843
Accounts receivable, net	458,943
Prepayments, deposits and other assets, net	14,454
Property and equipment, net	1,190
Intangible assets, net	337,685
Accounts payable and other current liabilities	(504,235)
Deferred tax liabilities	(57,406)
Non-controlling interests	(64,879)
Goodwill	227,506
Total consideration	$420,101

Acquisition of Ridik Pte. and Ridik Consulting [Member]
Schedule of purchase price allocation to assets acquired and liabilities assumed

Amounts
Cash acquired	$474,323
Accounts receivable, net	618,144
Prepayments, deposits and other assets, net	103,697
Property and equipment, net	1,493
Customer relationship	904,748
Short-term bank loans	(48,103)
Accounts payable and other current liabilities	(128,688)
Tax payables	(102,978)
Salaries and benefits payable	(431,548)
Long-term bank loans	(44,201)
Deferred tax liabilities	(162,855)
Non-controlling interests	(411,351)
Goodwill	1,689,899
Total consideration	$2,462,580